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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23304

Invesco Exchange-Traded Self-Indexed Fund Trust

(Exact name of registrant as specified in charter)

3500 Lacey Road, Suite 700 Downers Grove, IL 60515

(Address of principal executive offices) (Zip code)

Daniel Draper

3500 Lacey Road, Suite 700 Downers Grove, IL 60515

(Name and address of agent for service)

Copy to:

Peter Davidson, Esquire

Invesco Advisers, Inc.

11 Greenway Plaza, Suite 1000

Houston, TX 77046

Registrant’s telephone number, including area code: (800) 983-0903

Date of fiscal year end: 10/31

Date of reporting period: 7/01/17 – 6/30/18

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

******************************* FORM N-Px REPORT *******************************
ICA File Number: 811-23304
Reporting Period: 07/01/2017 - 06/30/2018
Invesco Exchange-Traded Self-Indexed Fund Trust

=Invesco Multi-Factor Large Cap ETF=============================================

Cognizant Technology Solutions Corporation

Ticker: CTSH                 Security ID: 192446102
Meeting Date: JUN 5, 2018    Meeting Type: Annual
Record Date: APR 9, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Zein Abdalla             For       For          Management
1b    Elect Director Betsy S. Atkins          For       For          Management
1c    Elect Director Maureen Breakiron-Evans  For       For          Management
1d    Elect Director Jonathan Chadwick        For       For          Management
1e    Elect Director John M. Dineen           For       For          Management
1f    Elect Director Francisco D'Souza        For       For          Management
1g    Elect Director John N. Fox, Jr.         For       For          Management
1h    Elect Director John E. Klein            For       For          Management
1i    Elect Director Leo S. Mackay, Jr.       For       For          Management
1j    Elect Director Michael Patsalos-Fox     For       For          Management
1k    Elect Director Joseph M. Velli          For       For          Management
2     Advisory Vote to Ratify Named Executive For       For          Management
       Officers' Compensation
3     Ratify PricewaterhouseCoopers LLP as Au For       For          Management
      ditors
4     Amend Qualified Employee Stock Purchase For       For          Management
       Plan
5a    Eliminate Supermajority Vote Requiremen For       For          Management
      t to Amend the By-laws
5b    Eliminate Supermajority Vote Requiremen For       For          Management
      t to Remove a Director
5c    Eliminate Supermajority Vote Requiremen For       For          Management
      t to Amend Certain Provisions of the Ce
      rtificate of Incorporation
6     Provide Right to Act by Written Consent Against   For          Shareholder
7     Reduce Ownership Threshold for Sharehol Against   For          Shareholder
      ders to Call Special Meeting

--------------------------------------------------------------------------------

CVS Health Corporation

Ticker: CVS                  Security ID: 126650100
Meeting Date: JUN 4, 2018    Meeting Type: Annual
Record Date: APR 10, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Richard M. Bracken       For       For          Management
1b    Elect Director C. David Brown, II       For       For          Management
1c    Elect Director Alecia A. DeCoudreaux    For       For          Management
1d    Elect Director Nancy-Ann M. DeParle     For       For          Management
1e    Elect Director David W. Dorman          For       For          Management
1f    Elect Director Anne M. Finucane         For       For          Management
1g    Elect Director Larry J. Merlo           For       For          Management
1h    Elect Director Jean-Pierre Millon       For       For          Management
1i    Elect Director Mary L. Schapiro         For       For          Management
1j    Elect Director Richard J. Swift         For       For          Management
1k    Elect Director William C. Weldon        For       For          Management
1l    Elect Director Tony L. White            For       For          Management
2     Ratify Ernst & Young LLP as Auditors    For       For          Management
3     Advisory Vote to Ratify Named Executive For       For          Management
       Officers' Compensation
4     Reduce Ownership Threshold for Sharehol For       For          Management
      ders to Call Special Meeting
5     Provide For Confidential Running Vote T Against   Against      Shareholder
      allies On Executive Pay Matters

--------------------------------------------------------------------------------

Ingersoll-Rand plc

Ticker: IR                   Security ID: G47791101
Meeting Date: JUN 7, 2018    Meeting Type: Annual
Record Date: APR 9, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Kirk E. Arnold           For       For          Management
1b    Elect Director Ann C. Berzin            For       For          Management
1c    Elect Director John Bruton              For       For          Management
1d    Elect Director Jared L. Cohon           For       For          Management
1e    Elect Director Gary D. Forsee           For       For          Management
1f    Elect Director Linda P. Hudson          For       For          Management
1g    Elect Director Michael W. Lamach        For       For          Management
1h    Elect Director Myles P. Lee             For       For          Management
1i    Elect Director Karen B. Peetz           For       For          Management
1j    Elect Director John P. Surma            For       For          Management
1k    Elect Director Richard J. Swift         For       For          Management
1l    Elect Director Tony L. White            For       For          Management
2     Advisory Vote to Ratify Named Executive For       For          Management
       Officers' Compensation
3     Approve PricewaterhouseCoopers LLP as A For       For          Management
      uditors and Authorize Board to Fix Thei
      r  Remuneration
4     Approve Omnibus Stock Plan              For       For          Management
5     Renew Directors' Authority to Issue Sha For       For          Management
      res
6     Renew Directors' Authority to Issue Sha For       For          Management
      res for Cash
7     Authorize Reissuance of Repurchased Sha For       For          Management
      res

--------------------------------------------------------------------------------

PVH CORP.

Ticker: PVH                  Security ID: 693656100
Meeting Date: JUN 21, 2018   Meeting Type: Annual
Record Date: APR 24, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Mary Baglivo             For       For          Management
1b    Elect Director Brent Callinicos         For       For          Management
1c    Elect Director Emanuel Chirico          For       For          Management
1d    Elect Director Juan R. Figuereo         For       For          Management
1e    Elect Director Joseph B. Fuller         For       For          Management
1f    Elect Director V. James Marino          For       For          Management
1g    Elect Director G. Penny McIntyre        For       For          Management
1h    Elect Director Amy McPherson            For       For          Management
1i    Elect Director Henry Nasella            For       For          Management
1j    Elect Director Edward R. Rosenfeld      For       For          Management
1k    Elect Director Craig Rydin              For       For          Management
1l    Elect Director Judith Amanda Sourry Kno For       For          Management
      x
2     Advisory Vote to Ratify Named Executive For       For          Management
       Officers' Compensation
3     Ratify Ernst & Young LLP as Auditors    For       For          Management

--------------------------------------------------------------------------------

Target Corporation

Ticker: TGT                  Security ID: 87612E106
Meeting Date: JUN 13, 2018   Meeting Type: Annual
Record Date: APR 16, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Roxanne S. Austin        For       For          Management
1b    Elect Director Douglas M. Baker, Jr.    For       For          Management
1c    Elect Director Brian C. Cornell         For       For          Management
1d    Elect Director Calvin Darden            For       For          Management
1e    Elect Director Henrique De Castro       For       For          Management
1f    Elect Director Robert L. Edwards        For       For          Management
1g    Elect Director Melanie L. Healey        For       For          Management
1h    Elect Director Donald R. Knauss         For       For          Management
1i    Elect Director Monica C. Lozano         For       For          Management
1j    Elect Director Mary E. Minnick          For       For          Management
1k    Elect Director Kenneth L. Salazar       For       For          Management
1l    Elect Director Dmitri L. Stockton       For       For          Management
2     Ratify Ernst & Young LLP as Auditors    For       For          Management
3     Advisory Vote to Ratify Named Executive For       For          Management
       Officers' Compensation
4     Require Independent Board Chairman      Against   Against      Shareholder

--------------------------------------------------------------------------------

UnitedHealth Group Incorporated

Ticker: UNH                  Security ID: 91324P102
Meeting Date: JUN 4, 2018    Meeting Type: Annual
Record Date: APR 10, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director William C. Ballard, Jr.  For       For          Management
1b    Elect Director Richard T. Burke         For       For          Management
1c    Elect Director Timothy P. Flynn         For       For          Management
1d    Elect Director Stephen J. Hemsley       For       For          Management
1e    Elect Director Michele J. Hooper        For       For          Management
1f    Elect Director F. William McNabb, III   For       For          Management
1g    Elect Director Valerie C. Montgomery Ri For       For          Management
      ce
1h    Elect Director Glenn M. Renwick         For       For          Management
1i    Elect Director Kenneth I. Shine         For       For          Management
1j    Elect Director David S. Wichmann        For       For          Management
1k    Elect Director Gail R. Wilensky         For       For          Management
2     Advisory Vote to Ratify Named Executive For       For          Management
       Officers' Compensation
3     Ratify Deloitte & Touche LLP as Auditor For       For          Management
      s

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Invesco Exchange-Traded Self-Indexed Fund Trust

By (Signature and Title)*	/s/ Daniel E. Draper
Daniel E. Draper
President

Date    August 10, 2018

*	Please print the name and title of the signing officer below the signature